UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of July 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)[1]
Consumer Discretionary (18.2%)
*	IMAX Corp.	2,668,907	99,844
*	Urban Outfitters Inc.	2,601,099	84,848
	DSW Inc. Class A	2,577,808	83,830
*	Ulta Salon Cosmetics & Fragrance Inc.	441,959	73,378
*	LKQ Corp.	2,286,487	71,933
	Wolverine World Wide Inc.	2,093,370	61,378
	Texas Roadhouse Inc. Class A	1,345,555	53,001
	Bloomin' Brands Inc.	2,078,044	48,398
	Churchill Downs Inc.	352,658	47,630
*	Five Below Inc.	1,238,190	45,652
	HSN Inc.	592,180	43,531
*	Tumi Holdings Inc.	2,250,394	43,320
	Service Corp. International	1,418,665	43,283
*	Grand Canyon Education Inc.	993,702	43,156
	Tractor Supply Co.	465,930	43,108
	Cheesecake Factory Inc.	733,448	42,349
	Lennar Corp. Class A	758,685	40,241
*	DreamWorks Animation SKG Inc. Class A	1,667,830	40,211
*	Crocs Inc.	2,508,570	39,460
*	Live Nation Entertainment Inc.	1,486,165	38,967
*	Standard Pacific Corp.	4,277,370	38,454
*	G-III Apparel Group Ltd.	508,580	36,735
	PulteGroup Inc.	1,724,240	35,726
*	Jarden Corp.	636,327	34,998
	New York Times Co. Class A	2,623,026	34,676
	Chico's FAS Inc.	2,272,200	34,583
*	CarMax Inc.	526,460	33,962
	Brunswick Corp.	635,960	33,763
*	Buffalo Wild Wings Inc.	166,390	32,543
*	Tenneco Inc.	641,277	31,942
	Hanesbrands Inc.	1,011,000	31,371
	La-Z-Boy Inc.	1,171,400	29,754
*	Burlington Stores Inc.	532,626	29,316
	Pier 1 Imports Inc.	2,453,520	28,976
	National CineMedia Inc.	1,826,606	28,312
*	Michaels Cos. Inc.	1,114,745	28,248
	Sonic Corp.	884,022	26,273
	Columbia Sportswear Co.	349,668	25,015
*	Cabela's Inc.	487,975	21,681
*	Red Robin Gourmet Burgers Inc.	223,635	20,496
*	MarineMax Inc.	999,766	18,056
	Sotheby's	418,129	17,490
*	Dorman Products Inc.	328,927	17,361
	Callaway Golf Co.	1,873,996	17,166
	Williams-Sonoma Inc.	197,524	16,722
*	Steven Madden Ltd.	399,842	16,665
	Ryland Group Inc.	352,246	16,017
*	Netflix Inc.	139,300	15,923
	Papa John's International Inc.	206,677	15,617

	Ross Stores Inc.	270,800	14,396
*	La Quinta Holdings Inc.	678,297	14,393
*	Skechers U.S.A. Inc. Class A	93,950	14,135
*	Bright Horizons Family Solutions Inc.	233,410	14,061
*	Express Inc.	731,305	13,924
*	Chipotle Mexican Grill Inc. Class A	18,600	13,805
*	Vitamin Shoppe Inc.	373,500	13,730
	Carter's Inc.	133,611	13,549
	MDC Partners Inc. Class A	763,412	13,459
*	Boyd Gaming Corp.	736,600	12,588
*	Krispy Kreme Doughnuts Inc.	667,517	12,443
*	ServiceMaster Global Holdings Inc.	319,204	12,363
*	Gentherm Inc.	226,414	11,395
*	Hibbett Sports Inc.	237,516	10,819
	Men's Wearhouse Inc.	174,900	10,410
*,^ Rentrak Corp.		151,173	10,351
*	Deckers Outdoor Corp.	133,750	9,748
*	Sally Beauty Holdings Inc.	324,270	9,660
	Harman International Industries Inc.	89,200	9,603
*	Under Armour Inc. Class A	89,372	8,877
*	Francesca's Holdings Corp.	661,600	8,045
*	GoPro Inc. Class A	127,500	7,918
	Brinker International Inc.	130,304	7,805
	Cinemark Holdings Inc.	177,060	6,987
	Dunkin' Brands Group Inc.	128,211	6,909
*	Chuy's Holdings Inc.	225,189	6,398
	Tribune Publishing Co.	412,200	6,138
*	Ascena Retail Group Inc.	484,550	6,067
	Lithia Motors Inc. Class A	47,300	5,661
	Monro Muffler Brake Inc.	88,411	5,592
*	BJ's Restaurants Inc.	99,605	5,136
*	Kona Grill Inc.	268,209	5,107
*	Tesla Motors Inc.	17,939	4,774
*	NVR Inc.	3,200	4,768
	Leggett & Platt Inc.	93,500	4,470
	Foot Locker Inc.	58,300	4,113
	Nexstar Broadcasting Group Inc. Class A	71,200	4,084
	American Eagle Outfitters Inc.	220,300	3,910
	Jack in the Box Inc.	41,100	3,904
*	Pinnacle Entertainment Inc.	90,800	3,496
	Cablevision Systems Corp. Class A	121,500	3,429
	Nutrisystem Inc.	110,900	3,333
	Outerwall Inc.	43,721	3,096
*	Performance Sports Group Ltd.	185,000	3,038
*	Strayer Education Inc.	53,100	2,953
*	American Axle & Manufacturing Holdings Inc.	146,200	2,921
*	Build-A-Bear Workshop Inc.	163,300	2,850
*	iRobot Corp.	90,121	2,775
	Pool Corp.	39,182	2,759
	Cato Corp. Class A	71,600	2,750
*	Skullcandy Inc.	372,000	2,719
*,^ Zoe's Kitchen Inc.		58,723	2,634
^	World Wrestling Entertainment Inc. Class A	131,200	2,568
*	Fiesta Restaurant Group Inc.	44,000	2,558
*	Murphy USA Inc.	46,400	2,541
*	Universal Electronics Inc.	46,900	2,431
	Cracker Barrel Old Country Store Inc.	15,700	2,385

Cooper Tire & Rubber Co.	71,300	2,348
Big Lots Inc.	51,700	2,232
Dana Holding Corp.	119,100	2,210
* Select Comfort Corp.	82,800	2,156
Caleres Inc.	62,900	2,078
* Denny's Corp.	164,600	1,936
Aramark	60,400	1,922
Dillard's Inc. Class A	17,200	1,752
* Jamba Inc.	107,000	1,743
* Starz	42,800	1,731
Dick's Sporting Goods Inc.	32,800	1,672
Abercrombie & Fitch Co.	82,000	1,647
* Diamond Resorts International Inc.	51,200	1,605
* Nautilus Inc.	63,600	1,344
PetMed Express Inc.	72,800	1,227
* Isle of Capri Casinos Inc.	65,500	1,195
AMC Entertainment Holdings Inc.	31,700	1,022
* ZAGG Inc.	114,000	886
* Vince Holding Corp.	68,500	672
* Tower International Inc.	19,200	502
Polaris Industries Inc.	3,500	480
Culp Inc.	13,600	411
Bassett Furniture Industries Inc.	11,800	387
^ Buckle Inc.	6,900	305
Domino's Pizza Inc.	2,342	267
* Malibu Boats Inc. Class A	9,300	180
Clear Channel Outdoor Holdings Inc. Class A	14,500	140
		2,292,140
Consumer Staples (1.8%)
* TreeHouse Foods Inc.	995,345	81,579
Greencore Group plc	7,698,341	38,027
* United Natural Foods Inc.	712,394	32,435
* Monster Beverage Corp.	90,400	13,881
^ Sanderson Farms Inc.	141,157	10,165
PriceSmart Inc.	80,520	7,803
* Fresh Market Inc.	225,469	6,877
* Boulder Brands Inc.	675,150	5,624
* WhiteWave Foods Co. Class A	108,300	5,591
* Natural Grocers by Vitamin Cottage Inc.	183,700	4,912
Inter Parfums Inc.	121,000	3,677
Cal-Maine Foods Inc.	61,500	3,331
^ Pilgrim's Pride Corp.	114,286	2,473
* USANA Health Sciences Inc.	17,500	2,181
Casey's General Stores Inc.	12,000	1,227
Ingles Markets Inc. Class A	16,300	754
* Seaboard Corp.	217	754
* SUPERVALU Inc.	69,000	636
Coca-Cola Bottling Co. Consolidated	3,100	502
Coty Inc. Class A	9,100	243
* Central Garden & Pet Co. Class A	15,800	159
		222,831
Energy (2.7%)
Core Laboratories NV	373,836	40,984
Patterson-UTI Energy Inc.	1,913,044	31,537
^ Veresen Inc.	2,782,700	31,490
Energen Corp.	565,660	31,224

*	Matador Resources Co.	1,135,672	25,019
*	Gulfport Energy Corp.	690,492	22,621
	Cabot Oil & Gas Corp.	853,775	22,335
	Superior Energy Services Inc.	1,063,825	18,085
	Scorpio Tankers Inc.	1,118,812	12,016
*	RigNet Inc.	399,468	10,358
*	Diamondback Energy Inc.	152,310	10,250
*	Carrizo Oil & Gas Inc.	257,170	9,806
	Atwood Oceanics Inc.	418,940	8,714
*	Rice Energy Inc.	399,500	7,211
*	Bonanza Creek Energy Inc.	917,680	7,167
	RPC Inc.	572,950	7,047
	Bristow Group Inc.	139,120	6,267
*	Southwestern Energy Co.	333,605	6,205
*	Dril-Quip Inc.	102,040	5,960
	Oceaneering International Inc.	146,200	5,851
	Range Resources Corp.	122,600	4,823
*	Forum Energy Technologies Inc.	249,800	3,817
	Western Refining Inc.	75,700	3,343
*	Basic Energy Services Inc.	310,000	1,872
*	Pacific Ethanol Inc.	230,200	1,699
	Nabors Industries Ltd.	133,000	1,544
*,^ Sanchez Energy Corp.		168,664	1,236
*	Key Energy Services Inc.	1,195,002	1,088
	Alon USA Energy Inc.	28,000	521
*	REX American Resources Corp.	8,367	432
*,^ CHC Group Ltd.		539,134	200
			340,722
Financials (7.9%)
	NASDAQ OMX Group Inc.	1,631,567	83,259
*	MGIC Investment Corp.	6,362,089	70,428
*	Affiliated Managers Group Inc.	334,311	69,503
	PacWest Bancorp	951,226	44,032
	Zions Bancorporation	1,378,500	42,995
	Assured Guaranty Ltd.	1,716,440	41,984
	MFA Financial Inc.	4,857,005	36,573
	First American Financial Corp.	846,900	34,367
^	WisdomTree Investments Inc.	1,374,207	34,218
	MarketAxess Holdings Inc.	347,050	33,942
^	Financial Engines Inc.	730,367	33,495
	Pebblebrook Hotel Trust	794,319	32,329
*	Signature Bank	188,143	27,392
	Redwood Trust Inc.	1,753,420	27,178
	Solar Capital Ltd.	1,370,110	24,347
*,2 eHealth Inc.		1,380,405	22,459
	Assurant Inc.	283,300	21,134
	Och-Ziff Capital Management Group LLC Class A	1,771,846	20,536
*	First BanCorp	4,713,567	20,315
	Evercore Partners Inc. Class A	339,180	19,944
	LPL Financial Holdings Inc.	399,256	18,825
*	PRA Group Inc.	268,395	17,057
*	Texas Capital Bancshares Inc.	266,855	15,728
	STAG Industrial Inc.	720,900	14,158
*	SVB Financial Group	96,700	13,838
*	First NBC Bank Holding Co.	275,562	10,526
	Opus Bank	268,824	10,524
	Cardinal Financial Corp.	430,109	10,047

	Cohen & Steers Inc.	324,884	10,042
*	Encore Capital Group Inc.	229,621	9,876
	Hancock Holding Co.	313,800	9,169
	Bank of the Ozarks Inc.	193,353	8,531
*	Hilltop Holdings Inc.	373,600	7,864
*	Customers Bancorp Inc.	310,300	7,804
*	Cowen Group Inc. Class A	1,321,193	7,465
	State Bank Financial Corp.	329,679	6,676
	EastGroup Properties Inc.	81,204	4,888
	Lazard Ltd. Class A	86,800	4,810
	Lexington Realty Trust	547,020	4,704
	Terreno Realty Corp.	214,562	4,499
	QTS Realty Trust Inc. Class A	97,046	4,027
	Lamar Advertising Co. Class A	62,800	3,771
	Extra Space Storage Inc.	45,100	3,316
*	Credit Acceptance Corp.	13,517	3,247
	Universal Insurance Holdings Inc.	111,620	3,061
	Radian Group Inc.	163,100	3,011
	Legg Mason Inc.	60,000	2,960
	Boston Private Financial Holdings Inc.	198,475	2,497
*,^ World Acceptance Corp.		43,076	2,344
*	Strategic Hotels & Resorts Inc.	158,500	2,167
	National Storage Affiliates Trust	174,113	2,060
*	Marcus & Millichap Inc.	38,700	1,983
	Investar Holding Corp.	128,006	1,983
	CoreSite Realty Corp.	34,900	1,752
	Ryman Hospitality Properties Inc.	29,000	1,658
	Omega Healthcare Investors Inc.	44,000	1,595
	DuPont Fabros Technology Inc.	46,600	1,405
*	INTL. FCStone Inc.	45,800	1,336
*	Heritage Insurance Holdings Inc.	44,700	1,105
	AmTrust Financial Services Inc.	15,000	1,043
	Investment Technology Group Inc.	49,200	1,001
	Sovran Self Storage Inc.	9,600	914
*	Walker & Dunlop Inc.	28,000	671
	Iron Mountain Inc.	20,900	628
	OM Asset Management plc	30,000	530
	Jones Lang LaSalle Inc.	2,600	463
	HCI Group Inc.	9,000	404
*,^ Impac Mortgage Holdings Inc.		18,100	396
*	Western Alliance Bancorp	11,200	379
	Universal Health Realty Income Trust	7,000	343
*	Virtu Financial Inc. Class A	10,000	235
*	Realogy Holdings Corp.	4,900	223
	Federal Realty Investment Trust	1,400	192
			990,161
Health Care (19.2%)
	West Pharmaceutical Services Inc.	1,571,190	94,067
*	Globus Medical Inc.	3,261,318	91,513
*	Akorn Inc.	1,681,668	77,542
	Cooper Cos. Inc.	435,554	77,093
	Universal Health Services Inc. Class B	488,982	71,015
*	Alkermes plc	983,242	68,847
*	Insulet Corp.	1,839,234	62,332
*	Ligand Pharmaceuticals Inc.	572,554	61,985
*	ICON plc	730,647	59,036
*	Cepheid	1,013,860	56,360

* Allscripts Healthcare Solutions Inc.	3,424,420	49,517
* Team Health Holdings Inc.	726,295	48,960
Kindred Healthcare Inc.	2,191,329	45,207
ResMed Inc.	754,189	43,705
Teleflex Inc.	321,500	43,078
* ABIOMED Inc.	549,554	42,568
* Surgical Care Affiliates Inc.	1,093,600	41,579
* LifePoint Health Inc.	493,171	40,864
* WellCare Health Plans Inc.	490,740	39,652
* Align Technology Inc.	625,495	39,219
* Medivation Inc.	344,055	36,239
* Acadia Healthcare Co. Inc.	428,532	34,188
* Jazz Pharmaceuticals plc	177,152	34,056
* Alnylam Pharmaceuticals Inc.	266,160	33,917
* PharMerica Corp.	989,972	33,827
* Bruker Corp.	1,606,950	33,826
* Quidel Corp.	1,632,123	33,801
* Allergan plc	100,140	33,161
* Sirona Dental Systems Inc.	306,305	31,788
* Mallinckrodt plc	251,730	31,204
* QIAGEN NV	1,051,000	29,407
* Bio-Rad Laboratories Inc. Class A	180,240	27,169
* Medidata Solutions Inc.	412,110	22,172
* Envision Healthcare Holdings Inc.	487,038	21,819
* Spectranetics Corp.	1,264,192	21,618
* Illumina Inc.	97,400	21,360
* Tetraphase Pharmaceuticals Inc.	435,900	20,727
* NuVasive Inc.	369,510	20,327
* INC Research Holdings Inc. Class A	400,181	20,021
* Anacor Pharmaceuticals Inc.	132,956	19,836
* Portola Pharmaceuticals Inc. Class A	396,200	19,588
* Hologic Inc.	454,500	18,934
* Cardiovascular Systems Inc.	625,000	18,650
* Nektar Therapeutics	1,374,300	17,330
* AMAG Pharmaceuticals Inc.	268,729	17,172
* Masimo Corp.	408,581	17,030
* Receptos Inc.	74,000	16,862
* Neogen Corp.	284,050	16,529
* NxStage Medical Inc.	1,156,732	16,518
* AMN Healthcare Services Inc.	555,832	16,358
* Catalent Inc.	476,185	16,228
* Sucampo Pharmaceuticals Inc. Class A	744,500	16,223
* IDEXX Laboratories Inc.	220,800	16,059
* athenahealth Inc.	112,657	15,767
* LDR Holding Corp.	342,936	15,590
* Cerner Corp.	205,700	14,753
* Brookdale Senior Living Inc.	438,111	14,515
* Molina Healthcare Inc.	192,375	14,511
* Zeltiq Aesthetics Inc.	416,890	14,320
CONMED Corp.	249,297	14,140
* VCA Inc.	212,164	13,054
* Cempra Inc.	309,000	12,935
* Luminex Corp.	743,030	12,802
* Sage Therapeutics Inc.	185,291	12,666
* HealthEquity Inc.	345,625	11,634
* Horizon Pharma plc	279,530	10,301
* Evolent Health Inc. Class A	479,450	10,227

*	Cambrex Corp.	206,140	10,152
*	Esperion Therapeutics Inc.	160,000	9,920
*	IPC Healthcare Inc.	174,070	9,652
*	Prestige Brands Holdings Inc.	201,798	9,610
*	Omnicell Inc.	252,953	9,238
*	Acceleron Pharma Inc.	322,000	9,222
*,^ Exact Sciences Corp.		380,143	9,150
*	Isis Pharmaceuticals Inc.	164,135	9,016
*	LHC Group Inc.	203,430	8,196
*	Endologix Inc.	544,707	7,768
*	TESARO Inc.	132,378	7,678
*	Pacira Pharmaceuticals Inc.	111,629	7,414
*	HMS Holdings Corp.	614,655	7,081
*	Cynosure Inc. Class A	182,300	7,073
*	PTC Therapeutics Inc.	130,900	6,703
*,^ Accuray Inc.		1,049,631	6,697
*	Enanta Pharmaceuticals Inc.	129,000	6,534
*	Zafgen Inc.	154,597	5,870
*	Inovalon Holdings Inc. Class A	235,500	5,690
*	Adeptus Health Inc. Class A	51,583	5,668
*	Intuitive Surgical Inc.	10,500	5,598
*	Mettler-Toledo International Inc.	16,309	5,506
*	AAC Holdings Inc.	139,500	5,302
*	Centene Corp.	71,400	5,007
*	United Therapeutics Corp.	29,200	4,945
*,^ Myriad Genetics Inc.		140,900	4,807
*	Inogen Inc.	106,788	4,748
*	PAREXEL International Corp.	58,900	4,062
*	Quintiles Transnational Holdings Inc.	51,600	3,959
*,^ Keryx Biopharmaceuticals Inc.		479,549	3,827
*	Natus Medical Inc.	79,300	3,581
*	Flamel Technologies SA ADR	140,500	3,361
*	Chimerix Inc.	62,454	3,356
*	Charles River Laboratories International Inc.	42,700	3,314
*	Intersect ENT Inc.	110,898	3,290
*	Depomed Inc.	104,300	3,285
	Ensign Group Inc.	59,200	3,026
*,^ OvaScience Inc.		102,843	2,931
*	Neurocrine Biosciences Inc.	57,840	2,899
*	ICU Medical Inc.	28,300	2,828
*	PRA Health Sciences Inc.	67,300	2,826
*	Revance Therapeutics Inc.	90,755	2,816
*	Dyax Corp.	113,649	2,797
*,^ Juno Therapeutics Inc.		56,754	2,776
*	Novadaq Technologies Inc.	236,810	2,716
*,^ Merrimack Pharmaceuticals Inc.		265,400	2,681
*	Incyte Corp.	25,700	2,680
*	Atara Biotherapeutics Inc.	46,696	2,622
*	Affymetrix Inc.	235,100	2,577
*	Merge Healthcare Inc.	466,300	2,560
*	Lannett Co. Inc.	38,600	2,301
*	Prothena Corp. plc	33,894	2,236
*	Repligen Corp.	63,573	2,226
	Quality Systems Inc.	173,100	2,207
*,^ Sequenom Inc.		767,556	2,164
*	DexCom Inc.	24,089	2,039
	Hill-Rom Holdings Inc.	35,100	1,967

* Array BioPharma Inc.	331,600	1,927
* Infinity Pharmaceuticals Inc.	216,000	1,888
AbbVie Inc.	26,289	1,840
Phibro Animal Health Corp. Class A	34,700	1,363
* Sagent Pharmaceuticals Inc.	46,300	1,138
* NewLink Genetics Corp.	18,800	980
* VWR Corp.	30,300	812
* CTI BioPharma Corp.	425,400	787
* Cytokinetics Inc.	88,400	565
* Alliance HealthCare Services Inc.	23,500	352
* Veeva Systems Inc. Class A	11,900	320
* RTI Surgical Inc.	43,200	314
* Genesis Healthcare Inc.	38,900	238
PDL BioPharma Inc.	32,600	190
		2,418,167
Industrials (17.3%)
* Advisory Board Co.	1,502,542	90,002
* Hub Group Inc. Class A	1,632,070	68,759
* Clean Harbors Inc.	1,345,505	66,629
ManpowerGroup Inc.	695,640	62,942
* WageWorks Inc.	1,222,310	61,054
MSC Industrial Direct Co. Inc. Class A	824,179	58,731
Waste Connections Inc.	1,113,130	55,801
2 John Bean Technologies Corp.	1,488,503	54,256
AO Smith Corp.	692,600	49,743
* Middleby Corp.	378,716	46,468
Acuity Brands Inc.	220,825	44,428
* Teledyne Technologies Inc.	424,543	44,012
* IHS Inc. Class A	345,400	43,185
AMETEK Inc.	812,210	43,088
Pentair plc	688,910	41,893
* JetBlue Airways Corp.	1,812,670	41,655
* Stericycle Inc.	293,440	41,366
* WESCO International Inc.	661,204	40,571
HEICO Corp. Class A	881,572	39,988
Owens Corning	886,000	39,737
Ryder System Inc.	438,030	39,650
Watts Water Technologies Inc. Class A	695,669	38,582
* On Assignment Inc.	988,384	37,875
Carlisle Cos. Inc.	370,015	37,468
EnerSys	588,880	36,776
* Swift Transportation Co.	1,532,870	36,513
Landstar System Inc.	501,680	36,136
GATX Corp.	670,400	35,558
Curtiss-Wright Corp.	523,700	35,282
* Trex Co. Inc.	731,145	33,172
* Armstrong World Industries Inc.	531,205	31,076
* RBC Bearings Inc.	407,194	27,587
H&E Equipment Services Inc.	1,513,349	27,149
Kennametal Inc.	843,963	26,745
* Generac Holdings Inc.	760,750	26,680
Equifax Inc.	235,175	24,018
CEB Inc.	311,463	23,833
Aircastle Ltd.	925,500	22,277
* Proto Labs Inc.	287,736	21,687
Watsco Inc.	167,780	21,516
* Quanta Services Inc.	778,920	21,514

* TrueBlue Inc.	803,525	20,699
* TASER International Inc.	754,986	20,551
^ Greenbrier Cos. Inc.	410,674	18,788
Donaldson Co. Inc.	554,620	18,635
Mobile Mini Inc.	451,401	16,761
* Verisk Analytics Inc. Class A	211,200	16,497
* DXP Enterprises Inc.	440,506	16,167
Flowserve Corp.	342,870	16,111
* United Rentals Inc.	233,376	15,634
Forward Air Corp.	315,673	15,326
Tennant Co.	241,670	14,454
Kaman Corp.	350,827	13,847
* Old Dominion Freight Line Inc.	186,645	13,653
* Genesee & Wyoming Inc. Class A	183,030	13,035
Herman Miller Inc.	439,544	12,325
* Saia Inc.	273,268	11,865
* NCI Building Systems Inc.	858,372	11,116
Woodward Inc.	208,539	10,293
Albany International Corp.	275,600	10,258
Robert Half International Inc.	180,557	9,936
* Rush Enterprises Inc. Class A	370,675	9,449
* Hawaiian Holdings Inc.	419,732	9,117
Heartland Express Inc.	426,227	9,091
* UTi Worldwide Inc.	1,034,499	8,690
* Astronics Corp.	138,080	8,561
Apogee Enterprises Inc.	144,978	8,000
* Kirby Corp.	92,864	6,724
Knight Transportation Inc.	237,580	6,424
* TriNet Group Inc.	236,527	6,358
Celadon Group Inc.	280,868	6,095
Alaska Air Group Inc.	76,748	5,814
* Sensata Technologies Holding NV	113,264	5,813
* Roadrunner Transportation Systems Inc.	221,439	5,797
* CAI International Inc.	408,960	5,750
Ritchie Bros Auctioneers Inc.	210,795	5,696
Exponent Inc.	115,544	5,141
* FTI Consulting Inc.	123,525	5,055
JB Hunt Transport Services Inc.	59,500	5,005
KAR Auction Services Inc.	123,165	4,795
* Spirit AeroSystems Holdings Inc. Class A	84,900	4,780
Cintas Corp.	55,700	4,762
* Echo Global Logistics Inc.	134,500	4,344
Lennox International Inc.	34,000	4,014
Huntington Ingalls Industries Inc.	33,700	3,957
Deluxe Corp.	49,209	3,171
Korn/Ferry International	91,500	3,063
Allegion plc	47,900	3,028
* Meritor Inc.	201,200	2,833
Pitney Bowes Inc.	131,300	2,747
Allison Transmission Holdings Inc.	93,100	2,717
Lincoln Electric Holdings Inc.	44,300	2,682
* American Woodmark Corp.	39,800	2,617
* Dycom Industries Inc.	39,600	2,616
Expeditors International of Washington Inc.	52,901	2,479
Douglas Dynamics Inc.	94,900	1,947
Matson Inc.	42,600	1,765
* Wabash National Corp.	115,900	1,592

	ITT Corp.	38,700	1,471
*	Virgin America Inc.	42,600	1,420
*	Power Solutions International Inc.	33,200	1,377
*	Aerojet Rocketdyne Holdings Inc.	53,700	1,257
	General Cable Corp.	68,200	1,113
	Argan Inc.	27,300	1,061
*	Spirit Airlines Inc.	17,100	1,023
	Primoris Services Corp.	51,300	931
*	PAM Transportation Services Inc.	17,400	915
*	Avis Budget Group Inc.	17,200	747
	Quanex Building Products Corp.	36,800	739
*	Hudson Technologies Inc.	190,507	648
	Comfort Systems USA Inc.	20,900	578
	Griffon Corp.	25,500	440
*	Lydall Inc.	12,400	368
	HNI Corp.	5,800	288
*	Blount International Inc.	31,300	262
*	Enphase Energy Inc.	43,700	258
	Heidrick & Struggles International Inc.	6,800	149
*	Moog Inc. Class A	2,200	147
			2,169,034
Information Technology (21.5%)
*	Alliance Data Systems Corp.	335,573	92,296
*	Demandware Inc.	1,176,635	88,907
*	Cadence Design Systems Inc.	4,154,913	87,129
*	Ultimate Software Group Inc.	463,799	85,436
*	Cardtronics Inc.	2,221,724	82,359
*	Euronet Worldwide Inc.	805,416	55,171
*	Ciena Corp.	2,024,940	51,535
*	Proofpoint Inc.	695,054	44,970
*	WNS Holdings Ltd. ADR	1,459,252	43,500
*	WEX Inc.	425,270	43,395
*	Electronics For Imaging Inc.	920,715	42,077
*	ON Semiconductor Corp.	3,866,460	41,062
*	SPS Commerce Inc.	567,617	40,954
*	Entegris Inc.	2,743,916	40,651
	Teradyne Inc.	2,076,455	39,993
*	TiVo Inc.	3,919,990	39,043
*	CoStar Group Inc.	193,402	38,930
	Belden Inc.	650,080	38,504
	Atmel Corp.	4,393,655	36,379
*	F5 Networks Inc.	268,435	36,008
*	VeriFone Systems Inc.	1,104,110	35,530
*	First Solar Inc.	794,568	35,199
*,^ SunPower Corp. Class A		1,275,310	34,472
*	Red Hat Inc.	433,100	34,250
	SS&C Technologies Holdings Inc.	502,136	34,160
*	Acxiom Corp.	1,835,750	32,878
*	Microsemi Corp.	928,170	30,574
	Convergys Corp.	1,209,321	30,366
*	Infoblox Inc.	1,246,700	29,297
	Power Integrations Inc.	755,010	29,264
*	Palo Alto Networks Inc.	156,964	29,169
*	PTC Inc.	787,259	28,617
*	Pandora Media Inc.	1,615,100	28,297
*	Finisar Corp.	1,585,435	27,602
*	Dealertrack Technologies Inc.	441,149	27,382

*	Manhattan Associates Inc.	415,576	26,938
*	Ruckus Wireless Inc.	2,090,800	25,780
*	Infinera Corp.	1,062,516	25,437
	Cognex Corp.	549,785	24,889
*	Integrated Device Technology Inc.	1,265,999	24,193
*	Cavium Inc.	345,559	23,429
*	Gigamon Inc.	865,685	23,270
*,^ Stratasys Ltd.		753,175	23,145
	FLIR Systems Inc.	736,255	22,669
	j2 Global Inc.	318,857	22,448
*	Radware Ltd.	1,085,500	20,668
*	Qlik Technologies Inc.	488,400	19,761
	Heartland Payment Systems Inc.	310,807	19,363
*	comScore Inc.	329,516	19,277
*	Mellanox Technologies Ltd.	458,183	19,267
*	Imperva Inc.	290,400	19,079
*	Constant Contact Inc.	723,588	18,698
*	Super Micro Computer Inc.	691,502	18,442
*	Fortinet Inc.	378,800	18,084
*	Arista Networks Inc.	213,483	18,033
	Methode Electronics Inc.	661,215	17,740
*	Inphi Corp.	775,430	17,626
*	Guidewire Software Inc.	289,919	17,120
*	Tyler Technologies Inc.	121,900	17,010
*	Silicon Laboratories Inc.	376,688	16,947
	FactSet Research Systems Inc.	98,650	16,342
*	Gartner Inc.	183,179	16,224
*,^ VASCO Data Security International Inc.		785,311	16,012
	Intersil Corp. Class A	1,432,495	15,944
*	Aspen Technology Inc.	356,085	15,803
*	Zebra Technologies Corp.	146,175	15,733
*	M/A-COM Technology Solutions Holdings Inc.	439,968	14,831
	Brooks Automation Inc.	1,371,733	14,472
*	PROS Holdings Inc.	656,900	14,366
	MAXIMUS Inc.	205,714	14,032
*	Fleetmatics Group plc	286,192	13,700
*	Verint Systems Inc.	234,190	13,635
	Cypress Semiconductor Corp.	1,185,715	13,612
*	Bankrate Inc.	1,491,275	13,600
*	Syntel Inc.	303,544	13,262
	MercadoLibre Inc.	97,700	12,768
	Monolithic Power Systems Inc.	235,947	12,201
	Solera Holdings Inc.	329,598	12,060
*	Progress Software Corp.	380,000	11,278
*	LivePerson Inc.	1,119,006	10,754
*	SolarWinds Inc.	269,290	10,742
*	Trimble Navigation Ltd.	452,507	10,453
	Littelfuse Inc.	110,000	10,120
	Microchip Technology Inc.	222,000	9,510
*	Virtusa Corp.	198,000	9,492
*	Rackspace Hosting Inc.	275,225	9,366
*	HomeAway Inc.	310,950	9,341
*	Akamai Technologies Inc.	118,958	9,125
*	FireEye Inc.	199,100	8,858
*,^ InvenSense Inc.		671,900	8,802
*	Tableau Software Inc. Class A	84,000	8,798
*	HubSpot Inc.	152,700	8,238

	FEI Co.	92,300	7,935
*	Envestnet Inc.	175,100	7,930
	Information Services Group Inc.	1,789,147	7,872
*	IPG Photonics Corp.	85,229	7,860
*	BroadSoft Inc.	211,800	7,396
*	LinkedIn Corp. Class A	36,062	7,330
*	EPAM Systems Inc.	98,600	7,307
*	Diodes Inc.	323,485	7,178
*	Nanometrics Inc.	514,612	7,040
*	Paylocity Holding Corp.	172,213	6,186
*	Semtech Corp.	345,677	6,080
*	II-VI Inc.	342,766	5,827
*	Synchronoss Technologies Inc.	118,900	5,683
*	Perficient Inc.	350,000	5,680
*	Yodlee Inc.	433,923	5,450
*	Cimpress NV	82,572	5,328
	National Instruments Corp.	183,000	5,300
*	ANSYS Inc.	56,200	5,291
*	ChannelAdvisor Corp.	508,993	5,136
*,^ Nimble Storage Inc.		183,500	5,068
*	Qualys Inc.	137,000	5,064
*	Cvent Inc.	177,575	4,780
	Broadridge Financial Solutions Inc.	85,500	4,640
*	AVG Technologies NV	155,972	4,483
	Jack Henry & Associates Inc.	62,900	4,394
*,^ CyberArk Software Ltd.		70,800	4,186
	Brocade Communications Systems Inc.	398,500	4,089
	Blackbaud Inc.	64,300	3,933
*	Blackhawk Network Holdings Inc.	84,300	3,872
*,^ Ambarella Inc.		33,225	3,850
*	RealPage Inc.	192,329	3,693
	CDW Corp.	102,100	3,668
*	MicroStrategy Inc. Class A	17,800	3,629
	Booz Allen Hamilton Holding Corp. Class A	129,141	3,581
*	Allot Communications Ltd.	685,200	3,570
	DST Systems Inc.	31,896	3,481
	Science Applications International Corp.	64,000	3,436
*	PDF Solutions Inc.	240,373	3,368
*	ARRIS Group Inc.	102,532	3,170
	Avnet Inc.	70,000	2,921
	Monotype Imaging Holdings Inc.	116,800	2,912
*	FARO Technologies Inc.	64,000	2,809
	Skyworks Solutions Inc.	28,100	2,688
*	Plexus Corp.	65,500	2,498
*	Cree Inc.	101,000	2,490
	Pegasystems Inc.	91,400	2,476
*	Sykes Enterprises Inc.	100,100	2,440
	CSG Systems International Inc.	74,400	2,314
*	Glu Mobile Inc.	364,000	2,135
*,^ Advanced Micro Devices Inc.		1,062,000	2,050
*,^ Care.com Inc.		341,386	2,048
	QAD Inc. Class A	68,000	1,815
*	Quantum Corp.	1,606,711	1,703
*	Descartes Systems Group Inc.	89,909	1,517
*	Synaptics Inc.	15,200	1,207
*	Digimarc Corp.	30,025	1,193
*	OSI Systems Inc.	15,000	1,053

	Diebold Inc.	29,700	1,011
	EarthLink Holdings Corp.	118,300	868
*	Unisys Corp.	41,300	655
*	ePlus Inc.	7,800	600
*	Callidus Software Inc.	30,904	513
*	Advanced Energy Industries Inc.	19,500	511
*	Angie's List Inc.	101,700	508
	TeleTech Holdings Inc.	15,600	423
*	WebMD Health Corp.	9,300	405
	Hackett Group Inc.	28,500	365
*	Polycom Inc.	28,800	328
*	Barracuda Networks Inc.	11,600	318
*	ShoreTel Inc.	33,600	238
*	Guidance Software Inc.	23,600	238
*	Rapid7 Inc.	10,000	230
*	Lionbridge Technologies Inc.	29,600	174
*	Xcerra Corp.	27,500	173
*	GoDaddy Inc. Class A	3,600	102
			2,697,836
Materials (4.2%)
	Graphic Packaging Holding Co.	4,113,414	62,113
	PolyOne Corp.	1,400,570	47,998
	Smurfit Kappa Group plc	1,325,320	39,818
	Ashland Inc.	336,465	38,465
	Minerals Technologies Inc.	561,370	36,349
	RPC Group plc	3,209,475	34,117
	Steel Dynamics Inc.	1,697,620	34,003
*	WR Grace & Co.	316,690	31,964
	Methanex Corp.	700,620	31,591
	KapStone Paper and Packaging Corp.	1,296,084	30,328
	Sensient Technologies Corp.	389,960	26,669
*	Constellium NV Class A	1,685,065	18,704
	Balchem Corp.	268,541	15,218
	Quaker Chemical Corp.	111,515	10,337
	Eagle Materials Inc.	131,734	10,162
	Scotts Miracle-Gro Co. Class A	156,575	9,456
	Schweitzer-Mauduit International Inc.	235,814	9,362
	Airgas Inc.	72,600	7,407
	Sealed Air Corp.	115,200	6,125
	Valspar Corp.	67,891	5,654
	Avery Dennison Corp.	57,200	3,481
	Ball Corp.	49,800	3,378
*	Chemtura Corp.	117,200	3,215
*	Berry Plastics Group Inc.	95,300	3,103
	International Flavors & Fragrances Inc.	17,600	2,034
*	Stillwater Mining Co.	201,300	1,916
*	Ferro Corp.	115,600	1,606
*	Trinseo SA	61,200	1,491
	Silgan Holdings Inc.	24,510	1,311
	NewMarket Corp.	2,773	1,103
*	Owens-Illinois Inc.	29,100	621
	Materion Corp.	8,700	266
			529,365
Other (1.8%)
^	iShares Russell 2000 ETF	1,213,339	149,192
^,3 Vanguard Small-Cap Growth ETF		463,200	62,490

*,4 Dropbox Private Placement			378,066	7,222
*,4 Pure Storage Inc. Private Placement			437,384	6,854
				225,758
Telecommunication Services (0.8%)
* Vonage Holdings Corp.			8,742,501	55,865
* SBA Communications Corp. Class A			296,575	35,802
Cogent Communications Holdings Inc.			132,607	4,216
Inteliquent Inc.			107,200	1,951
* FairPoint Communications Inc.			99,400	1,652
* Cincinnati Bell Inc.			289,000	1,130
				100,616
Utilities (0.4%)
ITC Holdings Corp.			1,223,630	41,334
* 8Point3 Energy Partners LP			838,000	13,341
American States Water Co.			68,600	2,645
				57,320
Total Common Stocks (Cost $9,429,863)				12,043,950
	Coupon
Temporary Cash Investments (6.0%)[1]
Money Market Fund (5.5%)
[5,6] Vanguard Market Liquidity Fund	0.152%		698,788,051	698,788

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc.
(Dated 7/31/15, Repurchase Value
$46,101,000, collateralized by U.S.
Treasury Note/Bond 3.125%, 2/15/43, with
a value of $47,022,000)	0.170%	8/3/15	46,100	46,100

U.S. Government and Agency Obligations (0.1%)
[7,8] Federal Home Loan Bank Discount Notes	0.093%	10/2/15	1,000	1,000
[7,8] Federal Home Loan Bank Discount Notes	0.095%	10/7/15	4,000	3,999
[7,8] Federal Home Loan Bank Discount Notes	0.095%	10/21/15	3,900	3,899
[7,8] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	800	800
[7,8] Federal Home Loan Bank Discount Notes	0.114%	10/28/15	800	800
[8,9] Freddie Mac Discount Notes	0.060%	8/17/15	1,000	1,000
				11,498
Total Temporary Cash Investments (Cost $756,386)				756,386
Total Investments (101.8%) (Cost $10,186,249)				12,800,336
Other Assets and Liabilities-Net (-1.8%)[6]				(230,828)
Net Assets (100%)				12,569,508

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $213,178,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 4.0%, respectively, of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Restricted securities totaling $14,076,000, representing 0.1% of net assets.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $221,735,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $10,698,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Explorer Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,917,912	111,962	14,076
Temporary Cash Investments	698,788	57,598	—
Futures Contracts—Assets[1]	803	—	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	12,617,488	169,560	14,076
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value Long	(Depreciation)

Explorer Fund

			(Short)
E-mini Russell 2000 Index	September 2015	1,394	172,187	(3,431)
E-mini S&P Mid-Cap 400 Index	September 2015	479	71,816	(802)
E-mini S&P 500 Index	September 2015	23	2,413	(4)
				(4,237)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At July 31, 2015, the cost of investment securities for tax purposes was $10,186,249,000. Net unrealized appreciation of investment securities for tax purposes was $2,614,087,000, consisting of unrealized gains of $3,122,060,000 on securities that had risen in value since their purchase and $507,973,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2014		from		Capital Gain	July 31, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
American Woodmark Corp.	32,677	1,969	41,334	—	—	NA2
eHealth Inc.	36,335	—	1,891	—	—	22,459
John Bean Technologies	NA3	9,376	2,745	407	—	54,256
Corp.
Vanguard Market Liquidity	453,977	NA4	NA4	403		698,788
Fund
Vanguard Small-Cap	57,914	—	—	594	—	62,490
Growth ETF
Total	580,903			1,404	—	837,993

1	Includes net realized gain (loss) on affiliated investment securities sold of $21,987,000
2	Not applicable—at July 31, 2015, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at October 31, 2014, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

VANGUARD EXPLORER FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 17, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.